Offerings	Sep. 04, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $.10 par value per share of Public Storage
Fee Rate	0.01381%
Offering Note	The registrants are deferring payment of all of the registration fees in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. An unspecified aggregate initial offering of the securities of each identified class is being registered as may from time to time be offered by the registrants or a selling securityholder at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares of Beneficial Interest, $.01 par value per share of Public Storage
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares Representing Interests in Preferred Shares or Equity Shares of Public Storage
Fee Rate	0.01381%
Offering Note	See Footnote 1. Each depositary share will be issued under a deposit agreement, will represent a specified interest in a preferred share or equity share and will be evidenced by a depositary receipt.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Public Storage
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of Public Storage
Fee Rate	0.01381%
Offering Note	See Footnote 1. Each unit will be issued under a unit agreement or indenture and will represent an interest in one or more debt securities, warrants, shares of common stock, shares of preferred stock, shares of equity stock, or depositary shares, which may or may not be separable from one another.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Public Storage of
Fee Rate	0.01381%
Offering Note	See Footnote 1. Public Storage may fully and unconditionally guarantee debt securities issued by Public Storage Operating Company and PS Canada Finance ULC. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Public Storage Operating Company
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Public Storage Operating Company
Fee Rate	0.01381%
Offering Note	See Footnote 1. Public Storage Operating Company may fully and unconditionally guarantee debt securities issued by PS Canada Finance ULC. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of PS Canada Finance ULC
Fee Rate	0.01381%
Offering Note	See Footnote 1.